Contents of Significant Accounts - Short-Term Loans (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Short-term loans	$ 428,089	$ 13,103,808	$ 25,445,540
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rates applied	0.00%	0.00%	0.00%	0.51%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rates applied	4.55%	4.55%	4.35%	4.60%
Unsecured bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term loans		$ 7,780,552	$ 19,159,298
Unsecured other loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term loans		$ 5,323,256	$ 6,286,242